Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	April 2011
Distribution Date	05/16/11
Transaction Month	12
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		April 16, 2010
Closing Date:		May 13, 2010

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,097,444,291.72	63,151	5.14%	59.59
Original Adj. Pool Balance:		$1,071,191,812.19

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$219,000,000.00	19.955%	0.39821%		May 16, 2011
Class A-2 Notes	Fixed	$238,000,000.00	21.687%	0.86000%		November 15, 2012
Class A-3 Notes	Fixed	$317,000,000.00	28.885%	1.50000%		October 15, 2014
Class A-4 Notes	Fixed	$186,850,000.00	17.026%	2.45000%		December 15, 2016
Total Securities		$960,850,000.00	87.553%

Overcollateralization		$110,341,812.19	10.054%
YSOA		$26,252,479.53	2.392%
Total Original Pool Balance		$1,097,444,291.72	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$143,688,994.17	0.6037353	$122,423,423.27	0.5143841	$21,265,570.90
Class A-3 Notes	$317,000,000.00	1.0000000	$317,000,000.00	1.0000000	$-
Class A-4 Notes	$186,850,000.00	1.0000000	$186,850,000.00	1.0000000	$-
Total Securities	$647,538,994.17	0.6739231	$626,273,423.27	0.6517910	$21,265,570.90

Weighted Avg. Coupon (WAC)	5.17%		5.17%
Weighted Avg. Remaining Maturity (WARM)	49.11		48.23
Pool Receivables Balance	$794,861,639.21		$768,345,828.95
Remaining Number of Receivables	55,743		54,977

Adjusted Pool Balance	$778,403,678.92		$752,627,229.34

III. COLLECTIONS

Principal:
Principal Collections	$25,533,919.30
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$796,818.31
Total Principal Collections	$26,330,737.61

Interest:
Interest Collections	$3,357,480.13
Late Fees & Other Charges	$34,338.03
Interest on Repurchase Principal	$-
Total Interest Collections	$3,391,818.16

Collection Account Interest	$3,953.07
Reserve Account Interest	$789.26
Servicer Advances	$-

Total Collections	$29,727,298.10

Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	April 2011
Distribution Date	05/16/11
Transaction Month	12
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections					$29,727,298.10
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$29,727,298.10
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$662,384.70		$662,384.70	$662,384.70
Collection Account Interest					$3,953.07
Late Fees & Other Charges					$34,338.03
Total due to Servicer					$700,675.80

3. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$102,977.11		$102,977.11
Class A-3 Notes		$396,250.00		$396,250.00
Class A-4 Notes		$381,485.42		$381,485.42

Total interest:		$880,712.53		$880,712.53	$880,712.53

Available Funds Remaining:					$28,145,909.77

4. Principal Distribution Amount:					$21,265,570.90

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$21,265,570.90
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		21,265,570.90		$21,265,570.90
Total Noteholders Principal				$21,265,570.90

5. Available Amounts Remaining to reserve account					6,880,338.87

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					6,880,338.87

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$16,457,960.29
Beginning Period Amount	$16,457,960.29
Current Period Amortization	$739,360.68
Ending Period Required Amount	$15,718,599.61
Ending Period Amount	$15,718,599.61
Next Distribution Date Required Amount	$14,998,431.51

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,355,959.06
Beginning Period Amount	$5,355,959.06
Current Period Release to Collection Account	$-
Current Period Deposit	$6,880,338.87
Current Period Release to Depositor	$6,880,338.87
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,355,959.06
Ending Period Amount	$5,355,959.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	17.50%
Overcollateralization Floor	1.25%
		Beginning	Ending	Target
Overcollateralization Amount		$130,864,684.75	$126,353,806.07	$126,353,806.07
Overcollateralization as a % of Adjusted Pool		16.81%	16.79%	16.79%

Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	April 2011
Distribution Date	05/16/11
Transaction Month	12
30/360 Days	30
Actual/360 Days	31

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.91%	54,378	98.78%	$758,999,469.69
30 – 60 Days	0.86%	474	0.96%	$7,395,232.85
61 – 90 Days	0.20%	111	0.22%	$1,721,444.78
91 + Days	0.03%	14	0.03%	$229,681.63
		54,977		$768,345,828.95
Total
Delinquent Receivables 61 + days past due	0.23%	125	0.25%	$1,951,126.41
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.17%	94	0.19%	$1,548,285.06
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.20%	115	0.23%	$1,909,637.92
Three-Month Average Delinquency Ratio	0.20%		0.23%

Repossession in Current Period		49		$786,858.64
Repossession Inventory		66		$668,998.81

Charge-Offs
Gross Principal of Charge-Off for Current Period				$981,890.96
Recoveries				$(796,818.31)
Net Charge-offs for Current Period				$185,072.65

Beginning Pool Balance for Current Period				$794,861,639.21

Net Loss Ratio				0.28%
Net Loss Ratio for 1st Preceding Collection Period				0.56%
Net Loss Ratio for 2nd Preceding Collection Period				0.40%
Three-Month Average Net Loss Ratio for Current Period				0.41%

Cumulative Net Losses for All Periods				$5,504,300.12
Cumulative Net Losses as a % of Initial Pool Balance				0.50%

Principal Balance of Extensions				$2,401,796.44
Number of Extensions				140